                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horizon Global Advisers, LLC
Address:  411 Theodore Fremd Ave Suite 206S
          Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: 914 925-3417

Signature, Place, and Date of Signing:

    /s/ Kevin Quigley               Rye, NY                    5-9-13
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

        Report Summary:
        Number of Other Included Managers:                           1
        Form 13F Information Table Entry Total:                     19
        Form 13F Information Table Value Total:            $     10482
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1  HORIZON KINETICS, LLC 028-14519

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
                  COLUMN 1                      COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5
                                                 TITLE
                                                   OF                   FAIR MARKET
               NAME OF ISSUER                    CLASS       CUSIP    VALUE (X 1,000)  SHARES  SH/PRN PUT/CALL SOLE
LIBERTY MEDIA CORP DELAWARE CL A              LIB CAP COM A 531229102      1,282       11,490    SH
JARDEN CORP                                        COM      471109108      1,181       27,567    SH
HOWARD HUGHES CORP COM                             COM      44267D107        951       11,348    SH
BROOKFIELD ASSET MGMT INC VTG SHS              CL A LTD VT
                                                   SH       112585104        862       23,650    SH
AUTONATION INC COM                                 COM      05329W102        745       17,042    SH
LEUCADIA NATIONAL CORP                             COM      527288104        707       25,780    SH
STARZ LIBRTY CAP COM                               COM      85571Q102        549       24,820    SH
WENDYS COMPANY                                     COM      95058W100        513       90,500    SH
DREAMWORKS ANIMATION SKG INCCL A                 CLASS A    26153C103        502       26,491    SH
SEARS HLDGS CORP COM                               COM      812350106        489        9,805    SH
BERKSHIRE HATHAWAY INC DEL CL B NEW              CLASS B    084670702        438        4,210    SH
ROUSE PPTYS INC COM                                COM      779287101        420       23,225    SH
L BRANDS INC COM                                   COM      501797104        402        9,010    SH
DISH NETWORK CORP CL A                           CLASS A    25470M109        296        7,830    SH
LIBERTY INTERACTIVE CORP SER A                INT COM SER A 53071M104        291       13,640    SH
FRANCO NEVADA CORP COM                             COM      351858105        255        5,600    SH
BROOKFIELD RESIDENTIAL PPTY I COM                  COM      11283W104        232        9,560    SH
AIR LEASE CORP CL A                              CLASS A    00912X302        202        6,890    SH
WPX ENERGY INC COM                                 COM      98212B103        165       10,300    SH

                  COLUMN 1                          COLUMN 6              COLUMN 7          COLUMN 8
                                              INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           OTHER
               NAME OF ISSUER                        SHARED         OTHER MANAGERS SOLE      SHARED      NONE
LIBERTY MEDIA CORP DELAWARE CL A                     11,490                  1               11,490
JARDEN CORP                                          27,567                  1               27,567
HOWARD HUGHES CORP COM                               11,348                  1               11,348
BROOKFIELD ASSET MGMT INC VTG SHS
                                                     23,650                  1               23,650
AUTONATION INC COM                                   17,042                  1               17,042
LEUCADIA NATIONAL CORP                               25,780                  1               25,780
STARZ LIBRTY CAP COM                                 24,820                  1               24,820
WENDYS COMPANY                                       90,500                  1               90,500
DREAMWORKS ANIMATION SKG INCCL A                     26,491                  1               26,491
SEARS HLDGS CORP COM                                  9,805                  1                9,805
BERKSHIRE HATHAWAY INC DEL CL B NEW                   4,210                  1                4,210
ROUSE PPTYS INC COM                                  23,225                  1               23,225
L BRANDS INC COM                                      9,010                  1                9,010
DISH NETWORK CORP CL A                                7,830                  1                7,830
LIBERTY INTERACTIVE CORP SER A                       13,640                  1               13,640
FRANCO NEVADA CORP COM                                5,600                  1                5,600
BROOKFIELD RESIDENTIAL PPTY I COM                     9,560                  1                9,560
AIR LEASE CORP CL A                                   6,890                  1                6,890
WPX ENERGY INC COM                                   10,300                  1               10,300